Northern Lights Fund Trust

The Global Rates Fund

Incorporated herein by reference is the definitive version of the supplement for The Global Rates Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 20, 2019 (SEC Accession No. 0001580642-19-003767.